Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock, Shares Authorized	148,570,771	148,570,771	148,570,771
Convertible preferred stock, Shares Issued	145,130,628	145,130,628	145,130,628
Convertible preferred stock, Shares Outstanding	145,130,628	145,130,628	145,130,628
Convertible preferred stock, Liquidation Preference	$ 160,085	$ 160,085	$ 160,085
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	230,000,000	230,000,000	230,000,000
Common stock, shares issued	31,461,489	31,070,665	30,521,693
Common stock, shares outstanding	31,461,489	31,070,665	30,521,693
Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, Shares Authorized	148,570,771	148,570,771	148,570,771
Convertible preferred stock, Shares Issued	145,130,628	145,130,628	145,130,628
Convertible preferred stock, Shares Outstanding	145,130,628	145,130,628	145,130,628
Convertible preferred stock, Liquidation Preference	$ 160,085	$ 160,085